UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-02064
                                  ----------------------------------------------

                          PAX WORLD BALANCED FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      222 State Street, Portsmouth, NH                            03801-3853
--------------------------------------------------------------------------------
   (Address of principal executive offices)                       (Zip code)

                           Pax World Management Corp.
                   222 State Street, Portsmouth, NH 03801-3853
                   Attn.: Laurence A. Shadek, Thomas W. Grant
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-767-1729
                                                    ----------------------------

Date of fiscal year end:            December 31
                        --------------------------------------------------------

Date of reporting period:  September 30, 2004
                         -------------------------------------------------------

       Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

       A registrant is required to disclose the information specified by Form N-Q and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.   Schedule of Investments.

                                             Schedule of Investments (Unaudited)
                                                              September 30, 2004
PAX WORLD BALANCED FUND, INC.


PERCENT OF NET ASSETS,                                   NUMBER
NAME OF ISSUER AND TITLE OF ISSUE                     OF SHARES           VALUE
--------------------------------------------------------------------------------

                 STOCKS: 70.3%

                 COMMON STOCKS: 70.1%

CONSUMER DISCRETIONARY: 7.8%
         Belo Corp. Series A                            200,000    $  4,508,000
         BJ'S Wholesale Club, Inc. (a)                  350,000       9,569,000
         Comcast Corp. Class A (a)                      150,000       4,236,000
         Comcast Corp. Class A Special (a)              200,000       5,584,000
         DIRECTV Group, Inc. (a)                        604,800      10,638,432
         Koninklijke Philips Electronics NV ADR         650,000      14,891,500
         Staples, Inc.                                  650,000      19,383,000
         Starbucks Corp. (a)                            375,000      17,047,500
         Tribune Co.                                    400,000      16,460,000
                                                                   ------------

                                                                     102,317,432
                                                                   ------------
CONSUMER STAPLES: 6.9%
         Avon Products, Inc.                            400,000      17,472,000
         Corn Products International, Inc.              380,400      17,536,440
         CVS Corp.                                      300,000      12,639,000
         Dean Foods Co. (a)                             375,000      11,257,500
         General Mills, Inc.                            200,000       8,980,000
         Gillette Co.                                   350,000      14,609,000
         Supervalu, Inc.                                300,000       8,265,000
                                                                   ------------

                                                                     90,758,940
                                                                   ------------

ENERGY: 7.1%
         Apache Corp.                                   425,000      21,296,750
         Baker Hughes, Inc.                             325,000      14,209,000
         BP PLC ADR                                     150,000       8,629,500
         Cal Dive International, Inc. (a)               150,000       5,343,000
         Chesapeake Energy Corp.                        800,000      12,664,000
         Equitable Resources, Inc.                      250,000      13,577,500
         Questar Corp.                                  250,000      11,455,000
         Tidewater, Inc.                                200,000       6,510,000
                                                                   ------------

                                                                     93,684,750
                                                                   ------------
FINANCIALS: 6.0%
         American International Group, Inc.             275,000      18,697,250
         Fannie Mae                                     275,000      17,435,000
         Hospitality Properties Trust                   200,000       8,498,000
         Jefferson-Pilot Corp.                          250,000      12,415,000
         SLM Corp.                                      250,000      11,150,000
         St. Joe Co.                                    225,000      10,748,250
                                                                   ------------

                                                                     78,943,500
                                                                   ------------

                                                              September 30, 2004
PAX WORLD BALANCED FUND, INC.


PERCENT OF NET ASSETS,                                   NUMBER
NAME OF ISSUER AND TITLE OF ISSUE                     OF SHARES           VALUE
--------------------------------------------------------------------------------

         COMMON STOCKS, continued

HEALTH CARE: 13.0%
         Abbott Laboratories, Inc.                      200,000    $  8,472,000
         Amgen, Inc. (a)                                400,000      22,672,000
         Baxter International, Inc.                     250,000       8,040,000
         Becton Dickinson & Co.                         127,100       6,571,070
         Caremark Rx, Inc. (a)                          600,000      19,242,000
         Fisher Scientific International, Inc. (a)      336,000      19,598,880
         Glaxosmithkline PLC                            250,000      10,932,500
         Johnson & Johnson, Inc.                        225,000      12,674,250
         Medtronic, Inc.                                350,000      18,165,000
         Stryker Corp.                                  400,000      19,232,000
         Sybron Dental Specialties, Inc. (a)            250,000       7,422,500
         Wellpoint Health Networks, Inc. (a)            175,000      18,390,750
                                                                   ------------

                                                                    171,412,950
                                                                   ------------

INDUSTRIALS: 6.0%
         Chicago Bridge & Iron Co. NV                   241,000       7,227,590
         CNF, Inc.                                      325,000      13,321,750
         Donnelley R R & Sons Co.                       200,000       6,264,000
         Fluor Corp.                                    339,000      15,092,280
         Pentair, Inc.                                  375,000      13,091,250
         Ryder Systems, Inc.                            333,300      15,678,432
         United Parcel Service, Inc. Class B            100,000       7,592,000
                                                                   ------------

                                                                     78,267,302
                                                                   ------------

INFORMATION TECHNOLOGY: 12.6%
         Applied Materials, Inc. (a)                    550,000       9,069,500
         Citrix Systems, Inc. (a)                       450,000       7,884,000
         Dell, Inc. (a)                                 550,000      19,580,000
         eBay, Inc. (a)                                 150,000      13,791,000
         EMC Corp. (a)                                1,950,000      22,503,000
         Fair Isaac Corp.                               300,000       8,760,000
         Fiserv, Inc. (a)                               463,511      16,157,993
         IAC/InterActiveCorp (a)                        325,000       7,156,500
         Intersil Corp. Class A                         425,000       6,770,250
         Intuit, Inc. (a)                               350,000      15,890,000
         Microsoft Corp.                                500,000      13,825,000
         Mykrolis Corp. (a)                             385,000       3,876,950
         Nam Tai Electronics                            244,100       5,211,535
         SAP Aktiengesellschaft ADR                     400,000      15,580,000

                                                                    166,055,728
                                                                   ------------

MATERIALS: 4.5%
         Aracruz Celulose SA ADR                        175,000       5,796,000
         Avery Dennison Corp.                           200,000      13,156,000
         Cemex SA ADR                                   600,000      16,884,000
         Masco Corp.                                    350,000      12,085,500
         Sealed Air Corp. (a)                           250,000      11,587,500
                                                                   ------------

                                                                     59,509,000
                                                                   ------------

                                                              September 30, 2004
PAX WORLD BALANCED FUND, INC.


PERCENT OF NET ASSETS,                                   NUMBER
NAME OF ISSUER AND TITLE OF ISSUE                     OF SHARES           VALUE
--------------------------------------------------------------------------------

         COMMON STOCKS, continued

TELECOMMUNICATION SERVICES: 3.1%
         America Movil SA ADR                           475,000    $ 18,539,250
         Telefonos de Mexico SA ADR
         (representing ordinary shares L)               250,000       8,067,500
         Vodafone Group PLC ADR                         600,000      14,466,000
                                                                   ------------

                                                                     41,072,750
                                                                   ------------

UTILITIES: 3.1%
         Aqua America, Inc.                             332,875       7,359,866
         KeySpan Corp.                                  300,000      11,760,000
         Peoples Energy Corp.                           299,300      12,474,824
         UGI Corp.                                      250,000       9,315,000
                                                                   ------------

                                                                     40,909,690
                                                                   ------------
TOTAL COMMON STOCKS
         (Cost $697,005,338)                                        922,932,042
                                                                   ------------

         PREFERRED STOCKS: 0.2%

FINANCIALS: 0.2%
         HRPT Properties Trust, Series B                 50,000       1,363,500
         Regency Centers Corp., Series C                 32,000         845,760
                                                                   ------------

TOTAL PREFERRED STOCKS
         (Cost $2,249,740)                                            2,209,260
                                                                   ------------

TOTAL STOCKS                                                        925,141,302
                                                                   ------------
         (Cost $699,255,078)



         BONDS: 25.8%                                 PRINCIPAL
                                                         AMOUNT
         MORTGAGE-BACKED SECURITIES: 3.9%

         U.S. GOVERNMENT MORTGAGE-BACKED: 3.7%

FREDDIE MAC (MORTGAGE-BACKED): 2.2%
         5.000%, due July 1, 2007                   $   394,535    $    404,049
         4.500%, due March 1, 2008                    1,841,814       1,873,319
         4.500%, due April 1, 2008                    2,123,078       2,159,394
         3.500%, due May 1, 2008                      2,128,817       2,104,335
         5.000%, due October 1, 2008                  3,218,717       3,296,642
         4.000%, due September 1, 2010                4,494,303       4,497,391
         4.000%, due May 1, 2014                      3,496,839       3,474,864
         4.500%, due September 1, 2018                1,582,600       1,581,126
         4.000%, due September 1, 2018                1,301,427       1,272,578
         5.500%, due October 1, 2018                  1,017,913       1,053,026
         5.500%, due October 1, 2018                  1,080,929       1,118,215
         5.000%, due October 1, 2018                  1,465,732       1,491,802
         5.000%, due November 1, 2018                   975,643         992,996
         5.000%, due November 1, 2018                   842,280         857,261
         6.500%, due May 1, 2029                        565,366         594,233
         6.500%, due December 1, 2029                   772,269         811,700
         6.500%, due June 1, 2032                       900,433         945,331
                                                                   ------------

                                                                     28,528,265
                                                                   ------------
FANNIE MAE (MORTGAGE-BACKED): 1.5%
         5.000%, due January 1, 2014                  2,607,748       2,698,306
         5.000%, due February 1, 2014                 1,772,043       1,833,580
         5.000%, due November 1, 2018                 1,094,861       1,114,677
         5.000%, due November 1, 2018                 1,105,532       1,125,541
         5.000%, due November 1, 2018                   426,477         434,196
         5.000%, due February 1, 2019                 3,319,318       3,376,619
         5.000%, due April 1, 2019                    1,239,157       1,260,549
         5.000, due June 1, 2019                      3,005,880       3,057,770
         5.500, due July 1, 2019                      3,066,516       3,173,118
         8.000%, due May 1, 2030                        260,166         283,046
         6.500%, due June 1, 2032                     1,118,642       1,174,202
                                                                   ------------

                                                                     19,531,603
                                                                   ------------

         COMMERCIAL MORTGAGE-BACKED: 0.2%

         Nomura Asset Securities Corp.
         6.590%, due March 15, 2030                   3,000,000       3,288,841
                                                                   ------------

TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $51,536,208)                                          51,348,709
                                                                   ------------

                                                              September 30, 2004
PAX WORLD BALANCED FUND, INC.


PERCENT OF NET ASSETS,                                PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                        AMOUNT           VALUE
--------------------------------------------------------------------------------

         U.S. GOVERNMENT AGENCY BONDS: 15.7%

FEDERAL HOME LOAN BANK SYSTEM: 9.7%
         2.200%, due April 28, 2006                 $ 4,000,000    $  3,971,844
         2.500%, due August 28, 2006                  5,000,000       4,969,955
         2.625%, due January 30, 2007                 3,000,000       2,975,922
         2.000%, due March 12, 2007                   3,000,000       2,995,380
         3.280%, due May 7, 2007                      3,000,000       3,000,324
         3.050%, due May 10, 2007                     2,060,000       2,057,186
         3.100%, due May 21, 2007                     5,000,000       4,992,335
         2.750%, due July 23, 2007                    3,000,000       2,967,012
         2.000%, due September 24, 2007               3,000,000       2,994,441
         2.000%, due September 24, 2007               3,000,000       2,994,441
         4.130%, due January 14, 2008                 3,500,000       3,518,344
         3.520%, due January 30, 2008                 3,000,000       3,003,126
         3.200%, due March 3, 2008                    3,000,000       2,984,178
         3.700%, due April 2, 2008                    5,000,000       5,000,860
         3.500%, due April 21, 2008                   4,000,000       3,984,140
         3.530%, due April 29, 2008                   4,000,000       4,004,284
         2.500%, due April 30, 2008                   5,000,000       5,001,420
         3.375%, due July 21, 2008                    5,000,000       4,972,395
         3.250%, due August 14, 2008                  2,750,000       2,753,814
         3.750%, due October 21, 2008                 5,000,000       4,967,375
         4.125%, due November 17, 2008                3,000,000       3,007,698
         4.100%, due November 17, 2008                3,000,000       3,007,602
         4.250%, due December 3, 2008                 3,000,000       3,010,917
         4.000%, due January 29, 2009                 3,000,000       3,004,317
         3.790%, due February 13, 2009                4,000,000       4,006,668
         3.750%, due March 24, 2009                   3,000,000       2,981,757
         2.000%, due April 15, 2009                   4,000,000       3,963,276
         3.250%, due May 12, 2009                     6,000,000       6,006,996
         4.250%, due May 12, 2009                     4,000,000       4,009,084
         4.520%, due August 26, 2009                  3,000,000       3,045,699
         4.000%, due October 19, 2009                 3,000,000       3,007,563
         3.000%, due October 21, 2009                 3,000,000       3,001,005
         5.040%, due June 7, 2010                     3,000,000       3,046,074
         4.625%, due October 7, 2010                  5,000,000       5,001,565
         5.000%, due November 24, 2010                3,000,000       3,009,822
                                                                   ------------

                                                                    127,218,819
                                                                   ------------

FREDDIE MAC (AGENCY): 3.5%
         3.000%, due May 21, 2007                     5,000,000       4,995,990
         3.800%, due June28, 2007                     3,000,000       3,046,854
         3.000%, due July 6, 2007                     3,500,000       3,500,357
         3.000%, due August 15, 2007                  3,000,000       2,989,191
         2.500%, due December 24, 2007                2,500,000       2,444,900
         3.250%, due March 14, 2008                   3,000,000       2,978,172
         3.500%, due April 15, 2008                   5,305,000       5,314,915
         4.000%, due August 4, 2009                   4,000,000       4,005,156
         4.125%, due August 19, 2008                  7,000,000       6,988,002
         4.000%, due January 14, 2009                 3,000,000       2,995,707
         3.500%, due April 1, 2009                    3,000,000       2,976,801
         4.850%, due December 7, 2009                 4,000,000       4,058,352
                                                                   ------------

                                                                     46,294,397
                                                                   ------------

FANNIE MAE (AGENCY): 2.5%
         3.050%, due April 20, 2007                   4,000,000       4,001,644
         3.750%, due May 17, 2007                     3,000,000       3,015,411
         4.320%, due July 26, 2007                    4,000,000       4,063,936
         3.000%, due May 12, 2008                     3,000,000       2,994,141
         3.800%, due October 15, 2008                 3,000,000       3,001,977
         3.750%, due December 8, 2008                 3,000,000       3,001,230
         4.406%, due February 17, 2009                7,324,000       7,358,276
         5.030%, due September 23, 2011               5,000,000       5,042,100
                                                                   ------------

                                                                     32,478,715
                                                                   ------------

TOTAL U.S GOVERNMENT AGENCY BONDS
         (Cost $206,041,283)                                        205,991,931
                                                                   ------------

                                                              September 30, 2004
PAX WORLD BALANCED FUND, INC.


PERCENT OF NET ASSETS,                                PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                        AMOUNT           VALUE
--------------------------------------------------------------------------------

                 CORPORATE BONDS: 6.2%

CONSUMER DISCRETIONARY: 0.5%
           Lowes Cos., Inc.
              7.500%, due December 15, 2005         $ 3,200,000    $  3,386,352
           Tandy Corp.
              6.950%, due September 1, 2007             994,000       1,087,478
           Toyota Motor Credit Corp.
              2.750%, due August 6, 2009              2,727,270       2,693,555
                                                                   ------------

                                                                      7,167,385
                                                                   ------------

CONSUMER STAPLES: 0.8%
           CVS Corp.
              3.875%, due November 1, 2007            5,000,000       5,067,535
           Gillette Co., 144A,
              3.750%, due December 1, 2004 (b)        5,000,000       5,013,455
                                                                   ------------

                                                                     10,080,990
                                                                   ------------

FINANCIALS: 2.1%
           AFLAC, Inc.
              6.500%, due April 15, 2009              5,000,000       5,512,450
           Chubb Corp.
              3.950%, due April 1, 2008               5,000,000       5,042,925
           CIT Group, Inc.
              5.500%, due November 30, 2007          10,000,000      10,617,060
           SLM Corp. Tranche TR 00034
              4.000%, due January 15, 2009            4,000,000       4,013,004
           SLM Corp. Tranche TR 00061
              3.500%, due June 23, 2014               1,600,000       1,586,000
           SLM Corp. Tranche TR 00066
              4.000%, due July 25, 2014               1,075,000       1,072,753
                                                                   ------------

                                                                     27,844,192
                                                                   ------------

HEALTH CARE: 1.2%
           Baxter International, Inc.
              5.250%, due May 1, 2007                 5,000,000       5,230,275
           Bristol Myers Squibb Co.
              5.750%, due October 1, 2011             8,400,000       9,020,903
           Unitedhealth Group, Inc.
              5.200%, due January 17, 2007            1,880,000       1,965,273
                                                                   ------------

                                                                     16,216,451
                                                                   ------------
INDUSTRIALS: 0.4%
          Pentair, Inc.
             7.850%, due October 15, 2009            5,000,000        5,673,150
                                                                   ------------

                                                              September 30, 2004

PAX WORLD BALANCED FUND, INC.


PERCENT OF NET ASSETS,                                PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                        AMOUNT           VALUE
--------------------------------------------------------------------------------

         BONDS, continued

         CORPORATE BONDS, continued

INFORMATION TECHNOLOGY: 0.3%
         Thermo Electron Corp.
            7.625%, due October 30, 2008            $ 3,000,000    $  3,351,435
                                                                   ------------

TELECOMMUNICATION SERVICES: 0.4%
         Vodafone Airtouch PLC
            7.750%, due February 15, 2010             5,000,000       5,871,835
                                                                   ------------

UTILITIES: 0.5%
         National Fuel Gas Co.
            6.303%, due May 27, 2008                  5,500,000       5,983,214
                                                                   ------------

TOTAL CORPORATE BONDS
         (Cost $82,155,173)                                          82,188,652
                                                                   ------------

TOTAL BONDS
         (Cost $339,732,664)                                        339,529,292
                                                                   ------------


         CERTIFICATES OF DEPOSIT: 0.1%

         South Shore Bank
            1.120%, due October 10, 2004                500,000         500,000
         Self Help Credit Union
            2.070%, due May 25, 2005                    250,000         250,000
                                                                   ------------

TOTAL CERTIFICATES OF DEPOSIT
         (Cost $750,000)                                                750,000
                                                                   ------------


                                                         NUMBER
                                                      OF SHARES
--------------------------------------------------------------------------------

         MONEY MARKET SHARES: 4.1%

         Pax World Money Market Fund - (c)(d)
         (Cost $53,561,481)                        53,561,481    $   53,561,481
                                                                 --------------

TOTAL INVESTMENTS: 100.1%
         (Cost $1,093,360,954)                                    1,318,982,075

         Others assets and liabilities (Net): (0.1)%                 (1,704,508)
                                                                 --------------

Net Assets: 100.0%                                               $1,317,277,567
                                                                 --------------

(a)    Non income producing security

(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(c)    Represents 5% or greater ownership in security

(d)    Security is managed by Pax World Management Corp., the Registrant's
       Adviser

       ADR American Depository Receipt

VALUATION OF INVESTMENTS

Securities listed on any national, regional or local exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system (other than options on stock and stock indices) are valued using the NASDAQ Official Closing Price (the "NOCP"). Shares in money market funds are valued at $1 per share. Certificates of deposit, if any, are valued at cost; accrued interest to September 30, 2004 is included in dividends and interest receivable. Securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors.

FEDERAL INCOME TAX COST

For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at September 30, 2004, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2004 was $1,097,907,562, $245,570,318, $(19,894,395) and
$225,675,923, respectively.

INVESTMENT INFORMATION

A "controlled affiliate" is a company in which a fund has ownership of at least 25% of the voting securities. At September, 30, 2004, the Registrant held the following security of a controlled affiliate company:

Pax World Money Market Fund, Inc.

                                                                                                 DIVIDENDS FROM CONTROLLED AFFILIATE
VALUE AT 12/31/03          PURCHASED COST          SOLD COST           VALUE AT 9/30/04          FOR THE NINE MONTHS ENDED 9/30/04
-----------------          --------------          ---------           ----------------          -----------------------------------
$36,700,004                $239,733,467            $222,871,990        $53,561,481               $286,533

Other information regarding the Registrant is available in the Registrant's most recent Report to Shareholders. This information is also available on the Registrant's website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.


Item 2.   Controls and Procedures.

               (a) It is the conclusion of the Registrant's principal executive officer and principal financial officer (or persons performing similar functions) based upon an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls") as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

               (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.   Exhibits.

          Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Balanced Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*     /s/ Thomas W. Grant
                         -------------------------------------------------------
                                  Thomas W. Grant, President

Date     November 29, 2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Thomas W. Grant
                         -------------------------------------------------------
                                  Thomas W. Grant, President

Date     November 29, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*     /s/ Janet L. Spates
                         -------------------------------------------------------
                                 Janet L. Spates, Treasurer

Date     November 29, 2004
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*Print the name and title of each signing officer under his or her signature.


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